Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature
Employee benefits expenses	$ 26,686	$ 5,530	$ 3,194
- Wages, salaries and bonuses	23,932	5,095	2,736
- Contribution to pension plans	1,367	392	243
- Welfare, medical and other benefits	796	43	215
- Share-based compensation expenses	591
Technology expenses	10,752	452	448
Legal and professional fees	5,669	1,133	268
Business development expenses	758	80	10
Depreciation of plant and equipment	12		9
Amortization of intangible assets (Note 13)	733	359	548
Depreciation of right-of-use assets (Note 18)	706	$ 20	$ 183
Advertising expenses	$ 290